Financial Instruments and Risk Management - Summary of Annual Effects of Changes to Interest Rate for Balances of Loans Outstanding and Financial Liabilities with Variable Rates (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Increase/decrease in interest rate	1.00%	1.00%
Effect on income (loss) before income taxes	$ 3,962	$ 5,763